Redemption Restrictions (Details) - EBP 102 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Contingency [Line Items]
Plan interest in Verizon Master Savings Trust	$ 30,970,730	$ 29,007,154
Investments measured at NAV
EBP, Contingency [Line Items]
Plan interest in Verizon Master Savings Trust	24,788,347	18,769,801
Investments measured at NAV | U.S. equity securities
EBP, Contingency [Line Items]
Plan interest in Verizon Master Savings Trust	19,451,379	14,060,153
Investments measured at NAV | International equity securities
EBP, Contingency [Line Items]
Plan interest in Verizon Master Savings Trust	1,696,539	1,263,557
Investments measured at NAV | U.S. fixed income securities
EBP, Contingency [Line Items]
Plan interest in Verizon Master Savings Trust	736,613	624,252
Investments measured at NAV | Cash equivalents
EBP, Contingency [Line Items]
Plan interest in Verizon Master Savings Trust	1,850,084	1,914,423
Investments measured at NAV | Real estate
EBP, Contingency [Line Items]
Plan interest in Verizon Master Savings Trust	$ 1,053,732	$ 907,416